Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity) (Tables)	12 Months Ended
Dec. 31, 2017
Transfers and Servicing [Abstract]
Changes in Carrying Amount of Mortgage Loans Held-for-sale
Changes to the carrying amount of mortgage loans held for sale at December 31 are presented in the following table.

(Dollars in thousands)	2017	2016	2015
Balance at beginning of period	$157,041	$166,247	$140,072
Originations and purchases	1,844,358	2,460,033	2,464,588
Sales, net of gains	(1,859,565)	(2,451,459)	(2,432,979)
Mortgage loans transferred to held for investment	(6,918)	(14,017)	—
Other	—	(3,763)	(5,434)
Balance at end of period	$134,916	$157,041	$166,247

Components of Mortgage Income
The following table details the components of mortgage income for the years ended December 31:

(Dollars in thousands)	2017	2016	2015
Fair value changes of derivatives and mortgage loans held for sale:
Mortgage loans held for sale and derivatives	$(7,047)	$1,361	$2,216
Derivative settlements, net	1,229	(6,640)	(5,017)
Gains on sales	68,255	87,925	82,671
Servicing and other income, net	1,133	1,207	792
	$63,570	$83,853	$80,662

Schedule of Mortgage Servicing Rights at Carrying Value
Mortgage servicing rights had the following carrying values as of the periods indicated:

	December 31, 2017			December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
(Dollars in thousands)
Mortgage servicing rights	$9,588	$(3,931)	$5,657	$7,202	$(3,144)	$4,058